UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Craig Benton

Professionally Managed Portfolios

c/o U.S. Bank Global Fund Services
777 E. Wisconsin Avenue
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1720

Registrant’s telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: February 28, 2026

Item 1. Reports to Stockholders.

(a)

Villere Balanced Fund
Investor Class | VILLX
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the Villere Balanced Fund for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://villere.com/mutual-funds/. You can also request this information by contacting us at 866-209-1129.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$40	0.79%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$94,234,733
Number of Holdings	62
Net Advisory Fee	$229,043
Portfolio Turnover	2%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Issuers	(% of Net Assets)
Mount Vernon Liquid Assets Portfolio, LLC	11.8%
Invesco Government & Agency Portfolio	4.3%
Amazon.com, Inc.	4.0%
Visa, Inc.	3.6%
Pool Corp.	3.5%
On Holding AG	3.0%
Stryker Corp.	2.9%
ON Semiconductor Corp.	2.6%
Johnson & Johnson	2.6%
Colgate-Palmolive Co.	2.5%

Security Type	(% of Net Assets)
Common Stocks	70.0%
Corporate Bonds	22.0%
Investments Purchased with Proceeds from Securities Lending	11.8%
Money Market Funds	4.3%
Convertible Preferred Stocks	2.0%
Real Estate Investment Trusts	1.5%
Cash & Other	-11.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://villere.com/mutual-funds/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your St. Denis J. Villere & Company, LLC documents not be householded, please contact St. Denis J. Villere & Company, LLC at 866-209-1129, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by St. Denis J. Villere & Company, LLC or your financial intermediary.
Villere Balanced Fund	PAGE 1	TSR-SAR-742935539

Villere Equity Fund
Investor Class | VLEQX
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the Villere Equity Fund for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://villere.com/mutual-funds/. You can also request this information by contacting us at 866-209-1129.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$53	1.05%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$35,316,742
Number of Holdings	41
Net Advisory Fee	$66,342
Portfolio Turnover	3%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Issuers	(% of Net Assets)
Mount Vernon Liquid Assets Portfolio, LLC	19.3%
Invesco Government & Agency Portfolio	13.5%
Amazon.com, Inc.	4.7%
Visa, Inc.	4.3%
Stryker Corp.	4.0%
On Holding AG	4.0%
Lineage, Inc.	3.7%
Palomar Holdings, Inc.	3.5%
Caesars Entertainment, Inc.	3.3%
ON Semiconductor Corp.	3.3%

Security Type	(% of Net Assets)
Common Stocks	80.7%
Investments Purchased with Proceeds from Securities Lending	19.3%
Money Market Funds	13.5%
Real Estate Investment Trusts	3.7%
Convertible Preferred Stocks	1.2%
Cash & Other	-18.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://villere.com/mutual-funds/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your St. Denis J. Villere & Company, LLC documents not be householded, please contact St. Denis J. Villere & Company, LLC at 866-209-1129, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by St. Denis J. Villere & Company, LLC or your financial intermediary.
Villere Equity Fund	PAGE 1	TSR-SAR-74316J391

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Villere Funds
VILLERE BALANCED FUND
VILLERE EQUITY FUND
Core Financial Statements
February 28, 2026 (Unaudited)

VILLERE BALANCED FUND
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 70.0%
Administrative and Support Services - 5.7%
Uber Technologies, Inc.(a)	25,910	$1,954,132
Visa, Inc. - Class A	10,520	3,367,873
		5,322,005
Ambulatory Health Care Services - 2.3%
Option Care Health, Inc.(a)	65,235	2,117,528
Beverage and Tobacco Product Manufacturing - 1.6%
PepsiCo, Inc.	9,000	1,527,660
Chemical Manufacturing - 8.2%
Abbott Laboratories	13,675	1,591,086
Colgate-Palmolive Co.	24,070	2,386,300
Kenvue, Inc.	49,055	937,932
Ligand Pharmaceuticals, Inc.(a)	9,833	1,949,982
Pfizer, Inc.	30,205	835,168
		7,700,468
Computer and Electronic Product Manufacturing - 6.6%
Microchip Technology, Inc.(b)	21,620	1,613,717
ON Semiconductor Corp.(a)(b)	36,695	2,439,483
Roper Technologies, Inc.	6,260	2,189,310
		6,242,510
Couriers and Messengers - 1.6%
United Parcel Service, Inc. - Class B	13,365	1,549,805
Credit Intermediation and Related Activities - 4.4%
Euronet Worldwide, Inc.(a)	26,505	1,843,423
JPMorgan Chase & Co.	7,800	2,342,340
		4,185,763
Food Manufacturing - 1.5%
Mondelez International, Inc. - Class A	22,950	1,413,261
Insurance Carriers and Related Activities - 3.9%
Palomar Holdings, Inc.(a)	18,944	2,343,562
Progressive Corp.	6,105	1,304,395
		3,647,957
Life Sciences Tools & Services - 0.0%(c)
OmniAb, Inc.(a)(d)	20,984	0
OmniAb, Inc.(a)(d)	20,984	0
		0
Management of Companies and Enterprises - 3.0%
On Holding AG - Class A(a)	60,446	2,809,530
Merchant Wholesalers, Durable Goods - 3.5%
Pool Corp.(b)	14,312	3,251,400

	Shares	Value
Mining (except Oil and Gas) - 2.1%
Freeport-McMoRan, Inc.	28,825	$1,962,406
Miscellaneous Manufacturing - 7.7%
Johnson & Johnson	9,720	2,414,740
STERIS PLC	8,095	2,042,773
Stryker Corp.	7,110	2,754,841
		7,212,354
Performing Arts, Spectator Sports, and Related Industries - 1.6%
Caesars Entertainment, Inc.(a)(b)	61,649	1,544,307
Petroleum and Coal Products Manufacturing - 2.1%
Chevron Corp.	10,610	1,981,524
Professional, Scientific, and Technical Services - 2.2%
IDEXX Laboratories, Inc.(a)	3,195	2,098,252
Publishing Industries - 1.9%
Microsoft Corp.	4,615	1,812,495
Sporting Goods, Hobby, Musical Instrument, Book, and Miscellaneous Retailers - 2.5%
Amazon.com, Inc.(a)	11,225	2,357,250
Support Activities for Mining - 1.3%
Atlas Energy Solutions, Inc.(b)	128,905	1,241,355
Telecommunications - 2.3%
Verizon Communications, Inc.	43,435	2,177,831
Transportation Equipment Manufacturing - 1.9%
Lockheed Martin Corp.	2,745	1,806,430
Water Transportation - 2.1%
Tidewater, Inc.(a)(b)	25,170	1,999,001
TOTAL COMMON STOCKS (Cost $47,992,631)		65,961,092

	Par
CORPORATE BONDS - 22.0%
Beverage and Tobacco Product Manufacturing - 0.5%
PepsiCo, Inc., 4.50%, 07/17/2029	$500,000	512,022
Chemical Manufacturing - 3.6%
AbbVie, Inc., 4.88%, 03/15/2030	485,000	501,692
HB Fuller Co., 4.00%, 02/15/2027	2,118,000	2,094,763
Kimberly-Clark Corp., 3.20%, 04/25/2029	100,000	98,397
Scotts Miracle-Gro Co., 4.50%, 10/15/2029	700,000	692,880
		3,387,732

The accompanying notes are an integral part of these financial statements.

1

VILLERE BALANCED FUND
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Computer and Electronic Product Manufacturing - 0.6%
Northrop Grumman Corp., 4.60%, 02/01/2029	$525,000	$535,731
Couriers and Messengers - 0.5%
United Parcel Service, Inc., 5.15%, 05/22/2034	480,000	505,655
Electrical Equipment, Appliance, and Component Manufacturing - 1.1%
Hubbell, Inc., 3.50%, 02/15/2028	1,045,000	1,039,202
Fabricated Metal Product Manufacturing - 0.1%
Emerson Electric Co., 0.88%, 10/15/2026	150,000	147,406
Insurance Carriers and Related Activities - 1.4%
Enact Holdings, Inc., 6.25%, 05/28/2029	500,000	525,267
Reinsurance Group of America, Inc., 3.90%, 05/15/2029	800,000	796,366
		1,321,633
Machinery Manufacturing - 1.0%
Brunswick Corp., 4.40%, 09/15/2032	960,000	933,768
Merchant Wholesalers, Durable Goods - 1.0%
Avnet, Inc., 3.00%, 05/15/2031	1,000,000	923,459
Merchant Wholesalers, Nondurable Goods - 0.6%
Sysco Corp., 5.10%, 09/23/2030	529,000	549,547
Paper Manufacturing - 1.0%
Sonoco Products Co., 2.25%, 02/01/2027	950,000	935,726
Rail Transportation - 2.0%
Union Pacific Corp., 2.80%, 02/14/2032	2,000,000	1,862,658
Sporting Goods, Hobby, Musical Instrument, Book, and Miscellaneous Retailers - 1.5%
Amazon.com, Inc., 1.65%, 05/12/2028	1,500,000	1,438,492
Transportation Equipment Manufacturing - 1.8%
Honda Motor Co. Ltd., 2.53%, 03/10/2027	1,200,000	1,185,008
Oshkosh Corp., 3.10%, 03/01/2030	500,000	480,770
		1,665,778

	Par	Value
Utilities - 5.3%
Alabama Power Co., 1.45%, 09/15/2030	$1,500,000	$1,344,812
Pacific Gas & Electric Co., 4.20%, 03/01/2029	600,000	600,458
Public Service Enterprise Group, Inc., 5.85%, 11/15/2027	1,500,000	1,547,731
Southern Co., 5.11%, 08/01/2027(e)	1,500,000	1,525,682
		5,018,683
TOTAL CORPORATE BONDS (Cost $20,899,770)		20,777,492
	Shares
CONVERTIBLE PREFERRED STOCKS - 2.0%
Credit Intermediation and Related Activities - 2.0%
Bank of America Corp., Series L, 7.25%, Perpetual	1,500	1,864,515
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,883,932)		1,864,515
REAL ESTATE INVESTMENT TRUSTS - 1.5%
Warehousing and Storage - 1.5%
Lineage, Inc.	34,155	1,383,961
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,539,117)		1,383,961
	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 11.8%
Mount Vernon Liquid Assets Portfolio, LLC, 3.78%(f)	11,168,916	11,168,916
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $11,168,916)		11,168,916
	Shares
MONEY MARKET FUNDS - 4.3%
Invesco Government & Agency Portfolio - Institutional Class, 3.60%(f)	4,047,732	4,047,732
TOTAL MONEY MARKET FUNDS (Cost $4,047,732)		4,047,732
TOTAL INVESTMENTS - 111.6% (Cost $88,532,098)		$105,203,708
Liabilities in Excess of Other Assets - (11.6)%		(10,968,975)
TOTAL NET ASSETS - 100.0%		$94,234,733

The accompanying notes are an integral part of these financial statements.

2

VILLERE BALANCED FUND
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)(Continued)
Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of February 28, 2026. The fair value of these securities was $10,916,489.
(c)	Represents less than 0.05% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of February 28, 2026.

(e)	Step coupon bond. The rate disclosed is as of February 28, 2026.
(f)	The rate shown represents the 7-day annualized yield as of February 28, 2026.
The accompanying notes are an integral part of these financial statements.

3

Villere Equity Fund
Schedule of Investments
February 28, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 80.7%
Administrative and Support Services - 7.2%
Uber Technologies, Inc.(a)	13,605	$1,026,089
Visa, Inc. - Class A	4,730	1,514,262
		2,540,351
Ambulatory Health Care Services - 3.1%
Option Care Health, Inc.(a)(b)	33,750	1,095,525
Beverage and Tobacco Product Manufacturing - 1.2%
PepsiCo, Inc.	2,475	420,106
Chemical Manufacturing - 8.0%
Abbott Laboratories	3,600	418,860
Colgate-Palmolive Co.	5,485	543,783
Kenvue, Inc.	23,725	453,622
Ligand Pharmaceuticals, Inc.(a)	5,152	1,021,693
Pfizer, Inc.	14,300	395,395
		2,833,353
Computer and Electronic Product Manufacturing - 7.1%
Microchip Technology, Inc.(b)	5,285	394,472
ON Semiconductor Corp.(a)(b)	17,570	1,168,054
Roper Technologies, Inc.	2,725	953,014
		2,515,540
Couriers and Messengers - 1.3%
United Parcel Service, Inc. - Class B	3,885	450,505
Credit Intermediation and Related Activities - 3.6%
Euronet Worldwide, Inc.(a)	7,925	551,184
JPMorgan Chase & Co.	2,360	708,708
		1,259,892
Food Manufacturing - 1.0%
Mondelez International, Inc. - Class A	5,690	350,390
Insurance Carriers and Related Activities - 4.5%
Palomar Holdings, Inc.(a)	9,905	1,225,348
Progressive Corp.	1,750	373,905
		1,599,253
Life Sciences Tools & Services - 0.0%(c)
OmniAb, Inc.(a)(d)	7,705	0
OmniAb, Inc.(a)(d)	7,705	0
		0
Management of Companies and Enterprises - 5.5%
First Interstate BancSystem, Inc. - Class A(b)	15,725	544,242
On Holding AG - Class A(a)	30,210	1,404,161
		1,948,403
Merchant Wholesalers, Durable Goods - 3.2%
Pool Corp.(b)	4,900	1,113,182

	Shares	Value
Mining (except Oil and Gas) - 3.1%
Freeport-McMoRan, Inc.	16,200	$1,102,896
Miscellaneous Manufacturing - 7.3%
Johnson & Johnson	2,570	638,465
STERIS PLC	2,005	505,962
Stryker Corp.	3,675	1,423,915
		2,568,342
Performing Arts, Spectator Sports, and Related Industries - 3.3%
Caesars Entertainment, Inc.(a)(b)	46,710	1,170,085
Petroleum and Coal Products Manufacturing - 1.3%
Chevron Corp.	2,555	477,172
Professional, Scientific, and Technical Services - 3.2%
IDEXX Laboratories, Inc.(a)	1,730	1,136,143
Publishing Industries - 1.3%
Microsoft Corp.	1,140	447,724
Sporting Goods, Hobby, Musical Instrument, Book, and Miscellaneous Retailers - 4.7%
Amazon.com, Inc.(a)	7,880	1,654,800
Support Activities for Mining - 2.8%
Atlas Energy Solutions, Inc.(b)	103,535	997,042
Telecommunications - 1.4%
Verizon Communications, Inc.	10,155	509,172
Transportation Equipment Manufacturing - 1.9%
Lockheed Martin Corp.	1,000	658,080
Waste Management and Remediation Services - 1.5%
Republic Services, Inc.	2,300	526,700
Water Transportation - 3.2%
Tidewater, Inc.(a)(b)	14,145	1,123,396
TOTAL COMMON STOCKS (Cost $20,966,813)		28,498,052
REAL ESTATE INVESTMENT TRUSTS - 3.7%
Warehousing and Storage - 3.7%
Lineage, Inc.	32,370	1,311,632
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,879,038)		1,311,632

The accompanying notes are an integral part of these financial statements.

4

Villere Equity Fund
Schedule of Investments
February 28, 2026 (Unaudited)(Continued)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 1.2%
Credit Intermediation and Related Activities - 1.2%
Bank of America Corp., Series L, 7.25%, Perpetual	360	$447,484
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $452,144)		447,484
	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 19.3%
Mount Vernon Liquid Assets Portfolio, LLC, 3.78%(e)	6,814,761	6,814,761
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $6,814,761)		6,814,761
	Shares
MONEY MARKET FUNDS - 13.5%
Invesco Government & Agency Portfolio - Institutional Class, 3.60%(e)	4,758,652	4,758,652
TOTAL MONEY MARKET FUNDS (Cost $4,758,652)		4,758,652
TOTAL INVESTMENTS - 118.4% (Cost $34,871,408)		$41,830,581
Liabilities in Excess of Other Assets - (18.4)%		(6,513,839)
TOTAL NET ASSETS - 100.0%		$35,316,742

Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of February 28, 2026. The fair value of these securities was $6,627,988.
(c)	Represents less than 0.05% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of February 28, 2026.

(e)	The rate shown represents the 7-day annualized yield as of February 28, 2026.
The accompanying notes are an integral part of these financial statements.

5

VILLERE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
February 28, 2026 (Unaudited)

	Villere Balanced Fund	Villere Equity Fund
ASSETS:
Investments, at value	$ 105,203,708	$ 41,830,581
Interest receivable	187,752	—
Dividends receivable	92,576	37,597
Receivable for fund shares sold	17,414	51
Dividend tax reclaims receivable	1,275	316
Security lending income receivable	843	568
Receivable for investments sold	—	310,881
Prepaid expenses and other assets	11,468	8,079
Total assets	105,515,036	42,188,073
LIABILITIES:
Payable upon return of securities loaned	11,168,916	6,814,761
Payable to Adviser	33,490	9,887
Payable for fund administration and accounting fees	21,447	17,856
Payable for capital shares redeemed	16,003	—
Payable for transfer agent fees and expenses	6,044	4,857
Payable for shareholder servicing fees	4,466	750
Payable for compliance fees	3,040	3,039
Payable for custodian fees	788	658
Payable for expenses and other liabilities	26,109	19,523
Total liabilities	11,280,303	6,871,331
NET ASSETS	$94,234,733	$ 35,316,742
Commitments and Contingencies (Note 3)	—	—
Net Assets Consists of:
Paid-in capital	$80,740,353	$ 31,328,800
Total distributable earnings	13,494,380	3,987,942
Total net assets	$94,234,733	$ 35,316,742
Investor Class
Net assets	$94,234,733	$ 35,316,742
Shares issued and outstanding(a)	4,435,232	3,051,125
Net asset value per share	$21.25	$11.57
Cost:
Investments, at cost	$88,532,098	$ 34,871,408
Loaned Securities:
at value (included in investments)	$10,916,489	$6,627,988

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

6

VILLERE FUNDS
STATEMENTS OF OPERATIONS
For the Period Ended February 28, 2026 (Unaudited)

	Villere Balanced Fund	Villere Equity Fund
INVESTMENT INCOME:
Dividend income	$665,200	$303,887
Interest income	434,554	—
Securities lending income	7,282	5,076
Total investment income	1,107,036	308,963
EXPENSES:
Investment advisory fee	363,507	130,777
Fund administration and accounting fees	42,238	36,956
Transfer agent fees	34,988	14,930
Trustees’ fees	12,450	11,775
Audit fees	12,138	12,138
Federal and state registration fees	12,075	12,374
Compliance fees	6,199	6,198
Reports to shareholders	5,448	2,623
Legal fees	5,157	5,158
Custodian fees	2,336	2,038
Other expenses and fees	20,822	12,556
Total expenses	517,358	247,523
Expense reimbursement by Adviser	(134,464)	(64,435)
Net expenses	382,894	183,088
Net investment income	724,142	125,875
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	3,996,043	1,529,771
Net realized gain (loss)	3,996,043	1,529,771
Net change in unrealized appreciation (depreciation) on:
Investments	(1,499,427)	(812,684)
Net change in unrealized appreciation (depreciation)	(1,499,427)	(812,684)
Net realized and unrealized gain (loss)	2,496,616	717,087
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,220,758	$842,962

The accompanying notes are an integral part of these financial statements.

7

VILLERE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	Villere Balanced Fund		Villere Equity Fund
	Period Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025	Period Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025
OPERATIONS:
Net investment income (loss)	$724,142	$1,230,920	$125,875	$161,829
Net realized gain (loss)	3,996,043	3,406,757	1,529,771	(85,849)
Net change in unrealized appreciation (depreciation)	(1,499,427)	(5,225,363)	(812,684)	(1,436,711)
Net increase (decrease) in net assets from operations	3,220,758	(587,686)	842,962	(1,360,731)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Investor Class	(1,266,942)	(1,359,792)	(184,533)	(151,971)
Total distributions to shareholders	(1,266,942)	(1,359,792)	(184,533)	(151,971)
CAPITAL TRANSACTIONS:
Shares sold - Investor Class	920,111	1,534,404	878,796	2,028,213
Shares issued from reinvestment of distributions - Investor Class	1,208,699	1,302,560	184,461	151,767
Shares redeemed - Investor Class	(12,167,445)	(19,912,239)	(3,349,846)	(5,465,098)
Net increase (decrease) in net assets from capital transactions	(10,038,635)	(17,075,275)	(2,286,589)	(3,285,118)
Net increase (decrease) in net assets	(8,084,819)	(19,022,753)	(1,628,160)	(4,797,820)
NET ASSETS:
Beginning of the period	102,319,552	121,342,305	36,944,902	41,742,722
End of the period	$94,234,733	$ 102,319,552	$ 35,316,742	$ 36,944,902
SHARES TRANSACTIONS
Shares sold - Investor Class	45,131	75,152	78,720	185,189
Shares issued from reinvestment of distributions - Investor Class	59,689	66,086	16,693	13,785
Shares redeemed - Investor Class	(589,167)	(976,606)	(302,268)	(488,876)
Total increase (decrease) in shares outstanding	(484,347)	(835,368)	(206,855)	(289,902)

The accompanying notes are an integral part of these financial statements.

8

VILLERE BALANCED FUND
FINANCIAL HIGHLIGHTS
INVESTOR CLASS

	Period Ended February 28, 2026 (Unaudited)	Year Ended August 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$20.80	$21.08	$19.48	$19.10	$26.72	$22.60
INVESTMENT OPERATIONS:
Net investment income(a)	0.15	0.23	0.22	0.15	0.11	0.10
Net realized and unrealized gain (loss) on investments(b)	0.57	(0.26)	1.71	0.98	(4.95)	5.53
Total from investment operations	0.72	(0.03)	1.93	1.13	(4.84)	5.63
LESS DISTRIBUTIONS FROM:
Net investment income	(0.27)	(0.25)	(0.13)	(0.10)	(0.12)	(0.16)
Net realized gains	—	—	(0.20)	(0.65)	(2.66)	(1.35)
Total distributions	(0.27)	(0.25)	(0.33)	(0.75)	(2.78)	(1.51)
Net asset value, end of period	$21.25	$20.80	$21.08	$19.48	$19.10	$26.72
TOTAL RETURN(c)	3.52%	−0.09%	10.01%	6.22%	−19.80%	25.66%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$94,235	$102,320	$121,342	$131,973	$142,378	$203,942
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(d)	1.07%	1.03%	1.05%	1.03%	1.01%	0.99%
After expense reimbursement/ recoupment(d)	0.79%(e)	0.90%(f)	0.99%	0.99%	0.99%	0.99%
Ratio of net investment income (loss) to average net assets(d)	1.49%	1.13%	1.09%	0.81%	0.47%	0.38%
Portfolio turnover rate(c)	2%	11%	14%	20%	21%	28%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Prior to September 1, 2025 the Expense Cap was 0.89%. See Note 3.
(f)	Prior to October 1, 2024 the Expense Cap was 0.99%. See Note 3.
The accompanying notes are an integral part of these financial statements.

9

VILLERE EQUITY FUND
FINANCIAL HIGHLIGHTS
INVESTOR CLASS

	Period Ended February 28, 2026 (Unaudited)	Year Ended August 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$11.34	$11.77	$11.24	$10.90	$15.68	$12.28
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.04	0.05	0.04	0.01	(0.04)	(0.05)
Net realized and unrealized gain (loss) on investments(b)	0.25	(0.44)	1.00	0.63	(3.58)	3.55
Total from investment operations	0.29	(0.39)	1.04	0.64	(3.62)	3.50
LESS DISTRIBUTIONS FROM:
Net investment income	(0.06)	(0.04)	—	—	—	—
Net realized gains	—	—	(0.51)	(0.30)	(1.16)	(0.10)
Total distributions	(0.06)	(0.04)	(0.51)	(0.30)	(1.16)	(0.10)
Redemption fee per share	—	—	—	0.00(c)	0.00(c)	0.00(c)
Net asset value, end of period	$11.57	$11.34	$11.77	$11.24	$10.90	$15.68
TOTAL RETURN(d)	2.58%	−3.27%	9.54%	6.08%	−24.54%	28.63%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$35,317	$36,945	$41,743	$39,358	$38,825	$52,926
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(e)	1.42%	1.35%	1.33%	1.31%	1.23%	1.21%
After expense reimbursement/ recoupment(e)	1.05%(f)	1.16%(g)	1.25%	1.25%	1.23%	1.21%
Ratio of net investment income (loss) to average net assets(e)	0.72%	0.42%	0.39%	0.05%	(0.29)%	(0.32)%
Portfolio turnover rate(d)	3%	11%	24%	23%	12%	26%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Prior to September 1, 2025 the Expense Cap was 1.15%. See Note 3.
(g)	Prior to October 1, 2024 the Expense Cap was 1.25%. See Note 3.
The accompanying notes are an integral part of these financial statements.

10

Villere Funds
NOTES TO FINANCIAL STATEMENTS
February 28, 2026 (Unaudited)
NOTE 1 – ORGANIZATION
The Villere Balanced Fund (the “Balanced Fund”) and the Villere Equity Fund (the “Equity Fund”) (the “Funds”) are each a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”. The Balanced Fund commenced operations on September 30, 1999. The Equity Fund commenced operations on May 31, 2013.
The investment objective of the Balanced Fund is to seek long-term capital growth consistent with preservation of capital and balanced by current income. The investment objective of the Equity Fund is to achieve long-term growth.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A.
Security Valuation. All equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”) and Master Limited Partnerships (“MLPs”), that are traded on U.S. or foreign national securities exchanges are valued either at the last reported sale price on the exchange on which the security is principally traded or the exchange’s official closing price, if applicable. If, on a particular day, an exchange-traded security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities, which may include REITs, BDCs and MLPs, that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Debt securities are valued by using the evaluated mean prices supplied by an approved independent pricing service. The independent pricing service may use various valuation methodologies, including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions.
Securities for which market quotations are not readily available are valued at their respective fair values as determined in accordance with procedures approved by the Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated St. Denis J. Villere & Co., LLC (the “Adviser”) as valuation designee to perform fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.
As described above, the Funds utilize various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

11

Villere Funds
NOTES TO FINANCIAL STATEMENTS
February 28, 2026 (Unaudited)(Continued)
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurements fall in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used to value the Funds’ investments as of February 28, 2026. See the Schedules of Investments for industry breakouts.
Balanced Fund

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$65,961,092	$—	$0	$65,961,092
Corporate Bonds	—	20,777,492	—	20,777,492
Convertible Preferred Stocks	1,864,515	—	—	1,864,515
Real Estate Investment Trusts	1,383,961	—	—	1,383,961
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	11,168,916
Money Market Funds	4,047,732	—	—	4,047,732
Total Investments	$73,257,300	$20,777,492	$0	$105,203,708

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $11,168,916 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

The following is a reconciliation of the Balanced Fund’s Level 3 assets for which significant unobservable inputs were used to determine fair value:

Common Stocks
Balance as of August 31, 2025	$0
Acquisitions	—
Dispositions	—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation/depreciation	—
Transfer in and/or out of Level 3	—
Balance as of February 28, 2026	$0
Change in unrealized appreciation/depreciation for Level 3 investments held at February 28, 2026	$—

Significant increases (decreases) in any of those inputs in isolation would result in a significantly higher (lower) fair value measurement. Increases in the adjustment to yield would decrease price and decreases in the adjustment to yield would increase price.

12

Villere Funds
NOTES TO FINANCIAL STATEMENTS
February 28, 2026 (Unaudited)(Continued)
The Adviser, as the Funds’ Valuation Designee, selects and applies valuation techniques.

Type of Security	Fair Value at 2/28/26	Valuation Techniques	Unobservable Input	Input Value(s)
Common Stock	$0.00	Issue Price	Market Data	$0.00

Equity Fund

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$28,498,052	$—	$0	$28,498,052
Real Estate Investment Trusts	1,311,632	—	—	1,311,632
Convertible Preferred Stocks	447,484	—	—	447,484
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	6,814,761
Money Market Funds	4,758,652	—	—	4,758,652
Total Investments	$35,015,820	$—	$0	$41,830,581

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $6,814,761 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

The following is a reconciliation of the Equity Fund's Level 3 assets for which significant unobservable inputs were used to determine fair value:

Common Stocks
Balance as of August 31, 2025	$0
Acquisitions	—
Dispositions	—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation/depreciation	—
Transfer in and/or out of Level 3	—
Balance as of February 28, 2026	$0
Change in unrealized appreciation/depreciation for Level 3 investments held at February 28, 2026	$—

Significant increases (decreases) in any of those inputs in isolation would result in a significantly higher (lower) fair value measurement. Increases in the adjustment to yield would decrease price and decreases in the adjustment to yield would increase price.
The Adviser, as the Funds’ Valuation Designee, selects and applies valuation techniques.

Type of Security	Fair Value at 2/28/26	Valuation Techniques	Unobservable Input	Input Value(s)
Common Stock	$0.00	Issue Price	Market Data	$0.00

B.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund’s do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or

13

Villere Funds
NOTES TO FINANCIAL STATEMENTS
February 28, 2026 (Unaudited)(Continued)
loss from investments. The Fund’s report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at fiscal period end, resulting from changes in exchange rates.
C.
Federal Income Taxes. Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare dividends in each calendar year of at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.
Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. At the most recent fiscal year ended August 31, 2025, the Funds had the following capital loss carryovers, which do not expire and retain their original character.

	Balanced Fund	Equity Fund
Unlimited Short-Term	$(1,056,059)	$(318,306)
Unlimited Long-Term	(6,805,334)	(4,285,006)
	$(7,861,393)	$(4,603,312)

As of February 28, 2026, the Funds did not have any tax positions that did not meet the “more-likely-than- not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify major tax jurisdiction as U.S. Federal and the Commonwealth of Massachusetts. As of February 28, 2026, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.
D.
Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income and securities lending income are recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

E.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for each Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

G.
Share Valuation. The net asset value (“NAV”) per share of the Funds are calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. Each Fund’s shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The offering and redemption price per share for each Fund is equal to each Fund’s NAV per share. The Equity

14

Villere Funds
NOTES TO FINANCIAL STATEMENTS
February 28, 2026 (Unaudited)(Continued)
Fund charges a 2.00% redemption fee on shares held less than 60 calendar days. This fee is deducted from the redemption proceeds otherwise payable to the shareholder. The Equity Fund retains the fee charged as paid-in capital and such fees become part of the Fund’s daily NAV calculation.
H.
Guarantees and Indemnifications. In the normal course of business, each Fund enters into contracts with service providers that contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

I.
Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board approved liquidity risk management program that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any investment that the Funds reasonably expect cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

J.
Recently Issued Accounting Pronouncements. Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. The Funds operate as a single segment entity. The Funds income, expenses, assets, and performance are regularly monitored and assessed by a Partner & Portfolio Manager at St. Denis J. Villere & Co., LLC who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

In December 2023, the FASB issued Accounting Standards Updated 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management has determined that additional disclosures were not necessary due to being deemed immaterial.
K.
Subsequent Events. In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Funds have determined that there were no subsequent events that would need to be disclosed in the Funds financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
The Adviser provides the Funds with investment management services under an Investment Advisory Agreement (the “Advisory Agreement”) for each Fund. Under each Advisory Agreement, the Adviser furnishes all investment advice, office space, and certain administrative services, and provides most of the personnel needed by the Funds. As compensation for its services, the Adviser is entitled to receive a monthly fee at the annual rate of 0.75% for the Balanced Fund and Equity Fund based upon the average daily net assets of each Fund. For the six months ended February 28, 2026, the advisory fees incurred by the Funds are disclosed in the Statements of Operations. The investment advisory fees incurred are paid monthly to the Adviser, net of any monthly waiver or reimbursement discussed below.
The Adviser has contractually agreed to limit the annual ratio of expenses (“Expense Caps”) to 0.79% and 1.05% of each Fund’s average daily net assets for the Balanced Fund and Equity Fund, respectively. Prior to September 1, 2025, the Balanced Fund’s operating expense limitation agreement was 0.89% and the Equity Fund’s operating expense limitation agreement was 1.15%. The Operating Expense Limitation Agreement has an indefinite term and may be terminated at any time, but at a minimum through December 29, 2026 and without payment of any penalty, by the Board, on behalf of the Funds, upon sixty days written notice to the Adviser. The Adviser is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three years from the date the fees were waived and/or expenses were paid. The Funds must pay their current ordinary operating expenses before the Adviser is entitled to any reimbursements of fees and/or expenses. Any such reimbursement is subject to the Board’s review and approval. This reimbursement may be requested by the Adviser if the aggregate amount actually paid by the Funds toward operating

15

Villere Funds
NOTES TO FINANCIAL STATEMENTS
February 28, 2026 (Unaudited)(Continued)
expenses for such period (taking into account any reimbursement) does not exceed the lesser of the Expense Caps in place at the time of waiver or at the time of reimbursement. The amount of fees waived and expenses absorbed by the Adviser during the six months ended February 28, 2026, are disclosed in the Statements of Operations. Any amount due from the Adviser is paid monthly to the Funds, if applicable.
As of February 28, 2026, the remaining cumulative amounts that may be recouped by the Adviser on behalf of the Funds are shown in the following table. The Adviser may recapture a portion of the unreimbursed amount no later than the date stated.

Expiration	Balanced Fund	Equity Fund
February 28, 2029	$134,464	$64,435
August 31, 2028	147,240	71,872
August 31, 2027	80,014	32,237
August 31, 2026	20,609	13,162
	$382,327	$181,706

The amount of fees and expenses waived and reimbursed by the Advisor during the six months ended February 28, 2026 are disclosed in the Statement of Operations. Any amount due from the Advisor is paid monthly to the Fund, if applicable.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ administrator, fund accountant, and transfer agent. In those capacities, Fund Services maintains the Funds’ books and records, calculates each Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of the Funds’ expenses, reviews expense accruals, and prepares materials supplied to the Trustees. The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services. Fees paid by each Fund to Fund Services for these services for the six months ended February 28, 2026 are disclosed in the Statements of Operations.
Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. U.S. Bank N.A. serves as the Funds’ custodian. U.S. Bank N.A. is an affiliate of Fund Services.
The Funds have entered into Sub-Transfer Agent Arrangements (the “Arrangements”). All Arrangements must be approved by the Board. For the six months ended February 28, 2026, the Sub-Transfer Agent Fees and Transfer Agent Fees incurred by the Funds are disclosed in the Statements of Operations.
NOTE 4 – SECURITIES LENDING
Each Fund may lend up to 33 1/3% of its total asset value to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by U.S. Bank N.A. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 100% of the market value of any loaned securities at the time of the loan, plus accrued interest.
The Funds receive compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors, including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. The Funds have the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.
The Funds’ loaned securities are collateralized by cash equivalents. The cash collateral is invested by U.S. BankN.A. in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the securities lending agent.

16

Villere Funds
NOTES TO FINANCIAL STATEMENTS
February 28, 2026 (Unaudited)(Continued)
As of February 28, 2026, the market value of the securities on loan and payable on collateral received for securities lending were as follows:

	Market Value of Securities on Loan	Payable on Collateral Received
Balanced Fund	$10,916,489	$11,168,916
Equity Fund	6,627,988	6,814,761

The Funds receive cash as collateral in return for securities lent as part of the securities lending program. The collateral is invested in the Mount Vernon Liquid Assets Portfolio (a 3(c)7 private fund that is managed according to Rule 2a-7 under the 1940 Act). The Schedules of Investments for the Funds include the particular cash collateral holding as of February 28, 2026. The remaining contractual maturity of all securities lending transactions is overnight and continuous.
The net fee and interest income earned by the Funds on investments of cash collateral received from borrowers for the securities loaned to them are reflected in the Statements of Operations.
Due to the absence of a master netting agreement related to the Funds’ participation in securities lending, no additional offsetting disclosures have been made on behalf of the Funds for the total borrowings listed above.
NOTE 5 – PURCHASES AND SALES OF SECURITIES
For the six months ended February 28, 2026, the cost of purchases and proceeds from the sales and maturities of securities, excluding short-term investments were as follows:

	Purchases	Sales/Maturities
Balanced Fund	$1,587,093	$15,363,339
Equity Fund	991,590	3,226,992

For the six months ended February 28, 2026, there were no purchases, sales or maturities of long-term U.S. Government obligations in the Funds.
NOTE 6 – DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid during the six months ended February 28, 2026 (estimated) and the year ended August 31, 2025, for the Funds were as follows:
Balanced Fund

	February 28, 2026	August 31, 2025
Distributions paid from:
Ordinary income	$1,266,942	$1,359,792
Long-term capital gain	—	—
	$1,266,942	$1,359,792

Equity Fund

	February 28, 2026	August 31, 2025
Distributions paid from:
Ordinary income	$184,533	$151,971
Long-term capital gain	—	—
	$184,533	$151,971

17

Villere Funds
NOTES TO FINANCIAL STATEMENTS
February 28, 2026 (Unaudited)(Continued)
As of the most recent fiscal year ended August 31, 2025, the components of accumulated earnings/(losses) on a tax basis were as follows:
Balanced Fund

Cost of investments	$93,714,692
Gross tax unrealized appreciation	24,171,994
Gross tax unrealized depreciation	(6,000,957)
Gross tax unrealized appreciation (depreciation)	18,171,037
Undistributed ordinary income	1,230,920
Undistributed long-term capital gain	—
Total distributable earnings	1,230,920
Other distributable (accumulated) earnings (losses)	(7,861,393)
Total distributable (accumulated) earnings (losses)	$11,540,564

Equity Fund

Cost of investments	$33,697,499
Gross tax unrealized appreciation	10,652,439
Gross tax unrealized depreciation	(2,881,443)
Gross tax unrealized appreciation (depreciation)	7,770,996
Undistributed ordinary income	161,829
Undistributed long-term capital gain	—
Total distributable earnings	161,829
Other distributable (accumulated) earnings (losses)	(4,603,312)
Total distributable (accumulated) earnings (losses)	$3,329,513

Under tax law, net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. As of the most recent fiscal year ended August 31, 2025, the Funds did not defer any post-October losses or ordinary late year losses.

	Post-October Losses	Ordinary Late Year Losses
Balanced Fund	$—	$—
Equity Fund	—	—

NOTE 7 – CREDIT FACILITY
U.S. Bank N.A. has made available to the Funds credit facilities pursuant to separate Loan and Security Agreements for temporary or extraordinary purposes. Interest expense for the six months ended February 28, 2026, is disclosed in the Statements of Operations, if applicable. Credit facility activity for the six months ended February 28, 2026, was as follows:

	Balanced Fund	Equity Fund
Maximum available credit	$25,000,000	$2,500,000
Largest amount outstanding on an individual day	1,764,000	—
Average daily loan outstanding when in use	684,778	—
Credit facility outstanding as of February 28, 2026	—	—
Average interest rate when in use	6.75%	—

18

Villere Funds
ADDITIONAL INFORMATION (Unaudited)
INFORMATION ABOUT PROXY VOTING
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1.866.209.1129. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1.866.209.1129. Furthermore, you can obtain this information on the SEC’s website at www.sec.gov, and the Funds website at www.villere.com/mutual-funds/.
INFORMATION ABOUT THE PORTFOLIO HOLDINGS
Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds Form N-PORT reports are available on the SEC’s website at www.sec.gov. The Funds Form N-PORT reports may also be obtained by calling 1.866.209.1129.

19

Villere Funds
ADDITIONAL INFORMATION (Unaudited)(Continued)
The below information is required disclosure from Form N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Not Applicable

20

(b) Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a) (1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filing.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Professionally Managed Portfolios

By (Signature and Title)	/s/ Craig Benton
Craig Benton, President/Principal Executive Officer

Date	5/6/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Craig Benton
Craig Benton, President/Principal Executive Officer

Date	5/6/2026

By (Signature and Title)	/s/ Kathryn LaPlante Johnson
Kathryn LaPlante Johnson, Treasurer/Principal Financial Officer

Date	5/6/2026

* Print the name and title of each signing officer under his or her signature.